Bank Loans	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Bank Loans

10. BANK LOANS

(a) Short-term bank loans

	June 30,	December 31,
	2019	2018
	(Unaudited)
Secured short-term loans	$7,226,227	$6,082,574
Total short-term bank loans	$7,226,227	$6,082,574

(1) Detailed information of secured short-term loan balances as of June 30, 2019 and December 31, 2018 were as follows:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Guaranteed by High-tech Investment Company(i) and Mr. Lin	$546,008	$-
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	4,222,458	4,361,310
Collateralized by office buildings of ISIOT and guaranteed by IST and guaranteed by Mr. Lin and pledged by ISTIL	2,457,761	1,721,264
Total	$7,226,227	$6,082,574

(i) High-tech Investment Company is an unrelated third party.

As of June 30, 2019, the Company had short-term bank loans of approximately $7.2 million, which mature on various dates from July 18, 2019 to May 28, 2020. The short-term bank loans can be extended for another year by the banks without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 5.66% to 6.83% per annum. The weighted average interest rates on short term debt were approximately 6.45% and 6.51% for the six months ended June 30, 2019 and 2018, respectively. The interest expenses were approximately $0.2 million each, for the six months ended June 30, 2019 and 2018.